Stock Based Compensation: - Summary of stock option activity (Details) - Hman Group holdings Inc and subsidiaries - $ / shares	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019
Number of Shares
Outstanding, Beginning balance	81,700
Granted	11,607
Exercised or converted	7,333
Forfeited or expired	8,582
Outstanding, Ending balance	77,392	81,700
Exercisable, Ending balance	21,315
Weighted Average Exercise Price Per Share (in whole dollars)
Outstanding, Beginning balance	$ 1,207
Outstanding, Ending balance	1,257	$ 1,207
Exercisable, Ending balance	$ 1,185
Weighted Average Remaining Contractual Term (Years)
Outstanding, Weighted average remaining contractual term	8 years	8 years
Exercisable, Weighted average remaining contractual term,	7 years